Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Summarized Financial Information [Table Text Block]
(Amounts in thousands)		Balance as of December 31,
Balance Sheet:		2014	2013
Assets		$21,389,000	$21,773,000
Liabilities		17,986,000	17,982,000
Noncontrolling interests		104,000	96,000
Equity		3,299,000	3,695,000

	For the Year Ended December 31,
Income Statement:	2014	2013	2012
Total revenue	$13,620,000	$14,092,000	$15,119,000
Net (loss) income(1)	(434,000)	(368,000)	1,091,000

(1)	2012 includes a $600,000 net gain on sale of real estate.

Equity Method Investments [Table Text Block]
	Percentage
(Amounts in thousands)	Ownership at	As of December 31,
Investments:	December 31, 2014	2014	2013
Toys	32.6%	$-	$83,224

Alexander’s	32.4%	$131,616	$167,785
India real estate ventures	4.1%-36.5%	76,752	88,467
Partially owned office buildings (1)	Various	760,749	621,294
Other investments (2)	Various	277,379	288,897
		$1,246,496	$1,166,443
______________________________________________________
(1)		Includes interests in 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(2)		Includes interests in Independence Plaza, Monmouth Mall, 85 Tenth Avenue, Fashion Center Mall, 50-70 West 93rd Street and others.

	Percentage
(Amounts in thousands)	Ownership at	For the Year Ended December 31,
Our Share of Net (Loss) Income:	December 31, 2014	2014	2013	2012
Toys:
Equity in net (loss) earnings	32.6%	$(4,691)	$(128,919)	$45,267
Non-cash impairment losses (see page 85 for details)		(75,196)	(240,757)	(40,000)
Management fees		6,331	7,299	9,592
		$(73,556)	$(362,377)	$14,859

Alexander's:
Equity in net income	32.4%	$21,287	$17,721	$24,709
Management, leasing and development fees		8,722	6,681	13,748
Net gain on sale of real estate		-	-	179,934
		30,009	24,402	218,391

India real estate ventures (1)	4.1%-36.5%	(8,309)	(3,533)	(5,008)

Partially owned office buildings (2)	Various	93	(4,212)	(3,770)

Other investments (3)	Various	(6,368)	(10,817)	103,644

LNR (see page 87 for details):
Equity in net income	n/a	-	42,186	66,270
Impairment loss		-	(27,231)	-
Net gain on sale		-	3,776	-
		-	18,731	66,270

Lexington (see page 84 for details): (4)	n/a
Equity in net loss		-	(979)	(23)
Net gain resulting from Lexington's stock issuance and asset
acquisition		-	-	28,763
		-	(979)	28,740

		$15,425	$23,592	$408,267
______________________________________________________
(1)	Includes a $5,771 non-cash impairment loss in 2014.
(2)	Includes interests in 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(3)	Includes interests in Independence Plaza, Monmouth Mall, 85 Tenth Avenue, Fashion Center Mall, 50-70 West 93rd Street and others. In the third quarter of 2014, we recognized a $10,263 non-cash charge, comprised of a $5,959 impairment loss and a $4,304 loan loss reserve, on our equity and debt investments in Suffolk Downs.
(4)	In the first quarter of 2013, we began accounting for our investment in Lexington as a marketable equity security - available for sale.

Schedule of debt of partially owned entities [Table Text Block]

	Below is a summary of the debt of our partially owned entities as of December 31, 2014 and 2013, none of which is recourse to us.

	Percentage		Interest
	Ownership at		Rate at	100% Partially Owned Entities’
(Amounts in thousands)	December 31,		December 31,	Debt at December 31,
	2014	Maturity	2014	2014	2013
Toys:
Notes, loans and mortgages payable	32.6%	2015-2021	7.23%	$5,748,350	$5,702,247

Alexander's:
Mortgages payable	32.4%	2015-2021	2.59%	$1,032,780	$1,049,959

Partially owned office buildings(1):
Mortgages payable	Various	2015-2023	5.59%	$3,691,274	$3,622,759

India Real Estate Ventures:
TCG Urban Infrastructure Holdings mortgages
payable	25.0%	2015-2026	13.25%	$183,541	$199,021

Other(2):
Mortgages payable	Various	2015-2023	4.33%	$1,480,485	$1,709,509

(1)	Includes 280 Park Avenue, 650 Madison Avenue, One Park Avenue, 666 Fifth Avenue (Office), 330 Madison Avenue and others.
(2)	Includes Independence Plaza, Monmouth Mall, Fashion Center Mall, 50-70 West 93rd Street and others.

Toys R Us [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Summarized Financial Information [Table Text Block]
(Amounts in thousands)		Balance as of
Balance Sheet:		November 1, 2014	November 2, 2013
Assets		$11,267,000	$11,756,000
Liabilities		10,377,000	10,437,000
Noncontrolling interests		82,000	75,000
Toys “R” Us, Inc. equity (1)		808,000	1,244,000

	For the Twelve Months Ended
Income Statement:	November 1, 2014	November 2, 2013	October 27, 2012
Total revenues	$12,645,000	$13,046,000	$13,698,000
Net (loss) income attributable to Toys	(343,000)	(396,000)	138,000

(1)	At December 31, 2014, the carrying amount of our investment in Toys is less than our share of Toys' equity by approximately $263,455. This basis difference results primarily from non-cash impairment losses aggregating $355,953 that we have recognized through December 31, 2014. We have allocated the basis difference primarily to Toys' real estate, which is being amortized over its remaining estimated useful life.

Alexanders Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Summarized Financial Information [Table Text Block]
(Amounts in thousands)		Balance as of December 31,
Balance Sheet:		2014	2013
Assets		$1,423,000	$1,458,000
Liabilities		1,075,000	1,124,000
Stockholders' equity		348,000	334,000

	For the Year Ended December 31,
Income Statement:	2014	2013	2012
Total revenues	$201,000	$196,000	$191,000
Net income attributable to Alexander’s (1)	68,000	57,000	674,000

(1)	2012 includes a $600,000 net gain on sale of real estate.